Stock and Incentive Plan - Omnibus Plan - Options (Details) (Nonperformance-based stock options, USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2015
Nonperformance-based stock options
Shares Underlying Options activity
Granted during the period (in shares)	44,080
Outstanding at the end of period (in shares)	44,080
Activity in weighted exercise price
Granted during the period (in dollars per share)	$ 14.17
Outstanding at the end of period (in dollars per share)	$ 14.17
Weighted average fair value of options granted during the period (in dollars per share)	$ 5.46
Weighted Average Contractual Term
Options exercisable at end of period	9 years 9 months 4 days
Additional disclosures
Aggregate intrinsic value of outstanding stock options (in dollars)	$ 0